Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Related Party [Abstract]
Summary of Compensation of Key Management Personnel

Our key management personnel has been defined as the members of the Management Board and the Supervisory Board. Key management personnel compensation is comprised of the following:

		Years ended December 31,
(in millions)	2021	2020	2019
Management Board	€20.4	€23.7	€19.8
Fixed compensation	2.2	1.9	1.3
Short-term incentive – first installment	0.6	0.5	—
Short-term incentive – second installment(1)	1.2	0.6	—
Other performance-related variable compensation(2)	—	—	0.4
Share-based payments (incl. long-term incentive)(3)	16.4	20.7	18.1
Supervisory Board	€0.4	€0.4	€0.5
Total compensation paid to key management personnel	€20.8	€24.1	€20.3

(1)
The fair value of the second installment of the short-term incentive compensation which has been classified as cash-settled share-based payment arrangement was determined pursuant to the regulations of IFRS 2 “Share-based Payments.” This table shows the pro-rata share of personnel expenses for the respective financial year that are recognized over the award’s vesting period beginning as of the service commencement date (date when the respective service agreement becomes effective) until each separate determination date and are remeasured until settlement date.
(2)
Includes a one time bonus payment for the year ended December 31, 2019.
The fair value of the share-based payments was determined pursuant to the regulations of IFRS 2 “Share-based Payments.” This table shows the pro-rata share of personnel expenses resulting from stock-based compensation for the respective financial year. During the year ended December 31, 2021, the amount included a one-time signing bonus of €800,000 granted to Jens Holstein as of his appointment to the Management Board by awarding 4,246 phantom shares. The phantom shares vest in four equal installments on July 1 of 2022, 2023, 2024 and 2025 but will only be settled in cash on July 1, 2025. As of December 31, 2021, the cash payment is subject to an effective settlement closing price cap. This means that the settlement closing price shall effectively be adjusted to ensure that the current price of an ADS as of the settlement date does not exceed 800% of the closing price applied when the award was initially granted. In addition, the total cash payment under the award shall not exceed €6.4 million. During the year ended December 31, 2020, the amount included expenses from a bonus arrangement agreed with Ryan Richardson in advance of his appointment to the Management Board. During the year ended December 31, 2020, the arrangement was modified from an all-equity share-based payment arrangement into a partly cash and partly equity settled share-based payment arrangement including 4,534 ordinary shares which were issued during the year ended December 31, 2021. In September 2019, we agreed to grant Prof. Ugur Sahin, M.D., our co-founder and Chief Executive Officer, an option to purchase 4,374,963 ordinary shares (see Note 17). Management Board members participate in our ESOP program (see Note 17).

The aggregate value of transactions related to key management personnel were as follows for the periods indicated:

		Years ended December 31,
(in millions)	2021	2020	2019
Consulting services / patent assignment	€—	€—	€0.1
Purchases of various goods and services from TRON(1)	—	10.1	9.9
Total	€—	€10.1	€10.0

(1)
We purchase various goods and services from TRON, an institute where Prof. Ugur Sahin, M.D served as Managing Director. TRON is no longer considered to be a related party for the year ended December 31, 2021, as the criteria for such classification are no longer fulfilled.

The outstanding balances of transactions related to key management personnel were as follows as at the periods indicated:

(in millions)	December 31, 2021	December 31, 2020
TRON(1)	€—	€1.2
Total	€—	€1.2

(1)
We purchase various goods and services from TRON, an institute where Prof. Ugur Sahin, M.D served as Managing Director. TRON is no longer considered to be a related party for the year ended December 31, 2021, as the criteria for such classification are no longer fulfilled.

Summary of Transactions Between Other Related Parties

The total amount of transactions with ATHOS KG or entities controlled by it was as follows for the periods indicated:

		Years ended December 31,
(in millions)	2021	2020	2019
Purchases of various goods and services from entities controlled by ATHOS KG	€0.9	€2.3	€2.1
Purchases of property and other assets from entities controlled by ATHOS KG	—	2.3	—
Total	€0.9	€4.6	€2.1

The outstanding balances of transactions with ATHOS KG or entities controlled by them were as follows as at the periods indicated:

(in millions)	December 31, 2021	December 31, 2020
ATHOS KG	€0.3	€0.5
Total	€0.3	€0.5